                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005 Check here if Amendment [ X ]; Amendment Number: 1
    This Amendment (Check only one.):       [ X ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York           February 10, 2006
[Signature]                       [City, State]                   [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                       0
                                            ---------------------------

Form 13F  Information Table Entry Total:                110
                                            ---------------------------

Form 13F  Information Table Value Total:           $351,726,697
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                         PERIOD ENDED: DECEMBER 31, 2005

                                                                                      Item 6:                        Item 8:
                                                                               Investment Discretion             Voting Authority
                                                                               ---------------------         -----------------------
                                     Item 3:                     Item 5:               (b)                               (b)
                            Item 2:   SEDOL/     Item 4:   -------------------        Shared   (c)                      Shared
           Item 1:         Title of   CUSIP       Fair       SHARES    SH PUT/   (a)    As   Shared  Item 7:               As    (c)
       Name of Issuer       Class     Number  Market Value PRN Amount PRN CALL  Sole Defined  Other  Manager  (a) Sole  Defined None
       --------------      -------- --------- ------------ ---------- --- ----  ---- ------- ------  -------  --------  ------- ----
ADOBE SYSTEMS INC             COM   00724F101  $4,900,896     132,600  SH               x               1       132,600
ADVANCED MEDICAL OPTICS       COM   00763M108  $3,327,280      79,600  SH               x               1        79,600
ALUMINA LTD                   COM     6954985  $2,586,677     474,942  SH               x               1       474,942
AMDOCS LTD                    COM     2256908  $2,818,750     102,500  SH               x               1       102,500
AMERICAN EXPRESS CO           COM   025816109  $7,369,072     143,200  SH               x               1       143,200
AMERICAN INTERNATIONAL
   GROUP                      COM   026874107  $6,686,540      98,000  SH               x               1        98,000
AMGEN INC                     COM   031162100  $3,958,772      50,200  SH               x               1        50,200
APACHE CORP                   COM   037411105  $  630,384       9,200  SH               x               1         9,200
APPLE COMPUTER INC            COM   037833100  $4,457,180      62,000  SH               x               1        62,000
APPLIED MATERIALS INC         COM   038222105  $1,492,608      83,200  SH               x               1        83,200
ASHLAND INC                   COM   044209104  $  590,580      10,200  SH               x               1        10,200
AUTODESK INC                  COM   052769106  $3,734,910      87,000  SH               x               1        87,000
AUTOMATIC DATA PROCESSING     COM   053015103  $3,658,230      79,700  SH               x               1        79,700
BEA SYSTEMS INC               COM   073325102  $1,406,240     149,600  SH               x               1       149,600
BEST BUY CO INC               COM   086516101  $3,247,956      74,700  SH               x               1        74,700
BHP BILLITON LTD-SPON ADR     ADR   088606108  $4,227,630     126,500  SH               x               1       126,500
BIOTECH HOLDRs TRUST          COM   09067D201  $5,541,252      27,600  SH               x               1        27,600
BURBERRY GROUP PLC            COM     3174300  $2,528,208     342,251  SH               x               1       342,251
BURLINGTON RESOURCES INC      COM   122014103  $1,948,120      22,600  SH               x               1        22,600
CATERPILLAR INC               COM   149123101  $3,622,179      62,700  SH               x               1        62,700
CENTENNIAL COAL COMPANY
   LTD                        COM     6185622  $3,765,043   1,342,788  SH               x               1     1,342,788
CENTEX CORP                   COM   152312104  $5,611,965      78,500  SH               x               1        78,500
CHICO'S FAS INC               COM   168615102  $1,787,951      40,700  SH               x               1        40,700
CISCO SYSTEMS INC             COM   17275R102  $2,547,456     148,800  SH               x               1       148,800
CIT GROUP INC                 COM   125581108  $5,970,234     115,300  SH               x               1       115,300
CITIGROUP INC                 COM   172967101  $3,926,077      80,900  SH               x               1        80,900
CLEAR MEDIA LTD               COM     6424303  $1,828,938   2,251,000  SH               x               1     2,251,000
COACH INC                     COM   189754104  $2,793,892      83,800  SH               x               1        83,800
COGNIZANT TECH SOLUTIONS-A    COM   192446102  $2,714,580      54,000  SH               x               1        54,000
COGNOS INC                    COM   19244C109  $2,873,988      82,800  SH               x               1        82,800
CONSOL ENERGY INC             COM   20854P109  $3,506,684      53,800  SH               x               1        53,800
CORNING INC                   COM   219350105  $2,931,306     149,100  SH               x               1       149,100
DELL INC                      COM   24702R101  $1,764,055      58,900  SH               x               1        58,900
DU PONT (E.I.) DE NEMOURS     COM   263534109  $2,078,250      48,900  SH               x               1        48,900
EBAY INC                      COM   278642103  $3,371,160      78,000  SH               x               1        78,000
ELECTRONIC ARTS INC           COM   285512109  $2,761,968      52,800  SH               x               1        52,800

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                         PERIOD ENDED: DECEMBER 31, 2005

                                                                                      Item 6:                        Item 8:
                                                                               Investment Discretion             Voting Authority
                                                                               ---------------------         -----------------------
                                     Item 3:                     Item 5:               (b)                               (b)
                            Item 2:   SEDOL/     Item 4:   -------------------        Shared   (c)                      Shared
           Item 1:         Title of   CUSIP       Fair       SHARES    SH PUT/   (a)    As   Shared  Item 7:               As    (c)
       Name of Issuer       Class     Number  Market Value PRN Amount PRN CALL  Sole Defined  Other  Manager  (a) Sole  Defined None
       --------------      -------- --------- ------------ ---------- --- ----  ---- ------- ------  -------  --------  ------- ----
EMC CORP/MASS                 COM   268648102  $2,398,482     176,100  SH               x               1       176,100
ENCANA CORP                   COM   292505104  $2,845,080      63,000  SH               x               1        63,000
ESPRIT HOLDINGS LTD           COM     6321642  $4,364,689     614,200  SH               x               1       614,200
FORWARD AIR CORPORATION       COM   349853101  $2,140,360      58,400  SH               x               1        58,400
FREEPORT-MCMORAN COPPER-B     COM   35671D857  $1,151,320      21,400  SH               x               1        21,400
GENENTECH INC                 COM   368710406  $3,357,750      36,300  SH               x               1        36,300
GENERAL ELECTRIC CO           COM   369604103  $4,644,125     132,500  SH               x               1       132,500
GETTY IMAGES INC              COM   374276103  $  776,649       8,700  SH               x               1         8,700
GILEAD SCIENCES INC           COM   375558103  $2,870,322      54,600  SH               x               1        54,600
GOLDMAN SACHS GROUP INC       COM   38141G104  $6,015,141      47,100  SH               x               1        47,100
GOOGLE INC-CL A               COM   38259P508  $4,190,086      10,100  SH               x               1        10,100
HALLIBURTON CO                COM   406216101  $1,988,916      32,100  SH               x               1        32,100
HARMAN INTERNATIONAL          COM   413086109  $2,671,305      27,300  SH               x               1        27,300
HONEYWELL INTERNATIONAL
   INC                        COM   438516106  $2,257,350      60,600  SH               x               1        60,600
HSBC HOLDINGS PLC-SPONS
   ADR                        ADR   404280406  $3,441,863      42,772  SH               x               1        42,772
HUTCHISON WHAMPOA LTD         COM     6448068  $5,473,635     574,690  SH               x               1       574,690
HYPERION SOLUTIONS CORP       COM   44914M104  $2,856,645      79,750  SH               x               1        79,750
INFOSYS TECHNOLOGIES-SP
   ADR                        ADR   456788108  $3,509,324      43,400  SH               x               1        43,400
ISHARES MSCI JAPAN
   INDEX FD                   COM   464286848  $3,292,120     243,500  SH               x               1       243,500
JETBLUE AIRWAYS CORP          COM   477143101  $1,534,340      99,762  SH               x               1        99,762
JOY GLOBAL INC                COM   481165108  $3,218,000      80,450  SH               x               1        80,450
JPMORGAN CHASE & CO           COM   46625H100  $3,361,743      84,700  SH               x               1        84,700
KOOKMIN BANK-SPON ADR         ADR   50049M109  $2,540,140      34,000  SH               x               1        34,000
LEHMAN BROTHERS
   HOLDINGS INC               COM   524908100  $4,088,623      31,900  SH               x               1        31,900
LMS MEDICAL SYSTEMS INC       COM   502089105  $1,019,100     645,000  SH               x               1       645,000
MANNKIND CORP                 COM   56400P201  $1,436,776     127,600  SH               x               1       127,600
MANPOWER INC                  COM   56418H100  $3,361,950      72,300  SH               x               1        72,300
MARVELL TECHNOLOGY
   GROUP LTD                  COM     2594653  $5,878,232     104,800  SH               x               1       104,800
MASSEY ENERGY CO              COM   576206106  $3,465,105      91,500  SH               x               1        91,500
MERRILL LYNCH & CO INC        COM   590188108  $4,117,984      60,800  SH               x               1        60,800
MITSUBISHI UFJ FINL
   GRP-ADR                    ADR   606822104  $7,685,566     561,400  SH               x               1       561,400
NABORS INDUSTRIES LTD         COM     2963372  $2,628,525      34,700  SH               x               1        34,700
NIDEC CORP                    COM     6640682  $5,383,235      63,300  SH               x               1        63,300
NOKIA CORP-SPON ADR           ADR   654902204  $4,580,490     250,300  SH               x               1       250,300
NORFOLK SOUTHERN CORP         COM   655844108  $3,209,828      71,600  SH               x               1        71,600
OCCIDENTAL PETROLEUM CORP     COM   674599105  $  303,544       3,800  SH               x               1         3,800

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                         PERIOD ENDED: DECEMBER 31, 2005

                                                                                      Item 6:                        Item 8:
                                                                               Investment Discretion             Voting Authority
                                                                               ---------------------         -----------------------
                                     Item 3:                     Item 5:               (b)                               (b)
                            Item 2:   SEDOL/     Item 4:   -------------------        Shared   (c)                      Shared
           Item 1:         Title of   CUSIP       Fair       SHARES    SH PUT/   (a)    As   Shared  Item 7:               As    (c)
       Name of Issuer       Class     Number  Market Value PRN Amount PRN CALL  Sole Defined  Other  Manager  (a) Sole  Defined None
       --------------      -------- --------- ------------ ---------- --- ----  ---- ------- ------  -------  --------  ------- ----
PACIFIC BASIN SHIPPING LTD    COM     B01RQM3  $5,082,228  10,946,000  SH               x               1    10,946,000
PALM INC                      COM   696643105  $2,531,280      79,600  SH               x               1        79,600
PANERA BREAD COMPANY-CL A     COM   69840W108  $1,155,968      17,600  SH               x               1        17,600
PEABODY ENERGY CORP           COM   704549104  $3,288,558      39,900  SH               x               1        39,900
PENTAIR INC                   COM   709631105  $3,258,688      94,400  SH               x               1        94,400
PEPSICO INC                   COM   713448108  $2,487,268      42,100  SH               x               1        42,100
PFIZER INC                    COM   717081103  $4,013,372     172,100  SH               x               1       172,100
PHELPS DODGE CORP             COM   717265102  $2,474,564      17,200  SH               x               1        17,200
PRAXAIR INC                   COM   74005P104  $3,844,896      72,600  SH               x               1        72,600
PROCTER & GAMBLE CO           COM   742718109  $2,292,164      39,602  SH               x               1        39,602
QUALCOMM INC                  COM   747525103  $3,515,328      81,600  SH               x               1        81,600
SA SA INTERNATIONAL HLDGS     COM     6003401  $1,199,201   3,444,000  SH               x               1     3,444,000
SAMSUNG ELECTRONICS CO LTD    COM     6771720  $6,442,203       9,864  SH               x               1         9,864
SIRIUS SATELLITE RADIO INC    COM   82966U103  $3,315,830     494,900  SH               x               1       494,900
SONUS NETWORKS INC            COM   835916107  $1,021,512     274,600  SH               x               1       274,600
SONY CORP-SPONSORED ADR       ADR   835699307  $1,113,840      27,300  SH               x               1        27,300
STARWOOD HOTELS & RESORTS     COM   85590A203  $2,720,436      42,600  SH               x               1        42,600
STATION CASINOS INC           COM   857689103  $2,854,380      42,100  SH               x               1        42,100
TAIWAN SEMICONDUCTOR-SP
   ADR                        ADR   874039100  $3,821,128     385,583  SH               x               1       385,583
THAI FUND INC                 COM   882904105  $1,349,478     142,200  SH               x               1       142,200
THE WALT DISNEY CO.           COM   254687106  $3,849,582     160,600  SH               x               1       160,600
TIBCO SOFTWARE INC            COM   88632Q103  $1,863,765     249,500  SH               x               1       249,500
TIME WARNER INC               COM   887317105  $2,024,784     116,100  SH               x               1       116,100
TOYOTA MOTOR CORP             COM     6900643  $4,649,416      89,600  SH               x               1        89,600
TRANSOCEAN INC                COM     2821287  $2,578,530      37,000  SH               x               1        37,000
TYCO INTERNATIONAL LTD        COM   902124106  $2,111,109      73,150  SH               x               1        73,150
UBS AG-REGISTERED             COM     2782179  $7,830,845      82,300  SH               x               1        82,300
UNITED PARCEL SERVICE-CL B    COM   911312106  $3,667,320      48,800  SH               x               1        48,800
URBAN OUTFITTERS INC          COM   917047102  $3,216,749     127,094  SH               x               1       127,094
UTI WORLDWIDE INC             COM     2676368  $2,887,324      31,100  SH               x               1        31,100
VALERO ENERGY CORP            COM   91913Y100  $1,314,046      25,466  SH               x               1        25,466
WAL-MART STORES INC           COM   931142103  $2,377,440      50,800  SH               x               1        50,800
WEATHERFORD INTL LTD          COM     2962421  $2,284,220      63,100  SH               x               1        63,100
WHOLE FOODS MARKET INC        COM   966837106  $2,925,342      37,800  SH               x               1        37,800
XILINX INC                    COM   983919101  $3,040,326     120,600  SH               x               1       120,600
XM SATELLITE RADIO
   HOLD-CL A                  COM   983759101  $4,157,472     152,400  SH               x               1       152,400

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                         PERIOD ENDED: DECEMBER 31, 2005

                                                                                      Item 6:                        Item 8:
                                                                               Investment Discretion             Voting Authority
                                                                               ---------------------         -----------------------
                                     Item 3:                     Item 5:               (b)                               (b)
                            Item 2:   SEDOL/     Item 4:   -------------------        Shared   (c)                      Shared
           Item 1:         Title of   CUSIP       Fair       SHARES    SH PUT/   (a)    As   Shared  Item 7:               As    (c)
       Name of Issuer       Class     Number  Market Value PRN Amount PRN CALL  Sole Defined  Other  Manager  (a) Sole  Defined None
       --------------      -------- --------- ------------ ---------- --- ----  ---- ------- ------  -------  --------  ------- ----
YAHOO! INC                    COM   984332106  $3,631,986      92,700  SH               x               1        92,700
ZIMMER HOLDINGS INC           COM   98956P102  $2,508,768      37,200  SH               x               1        37,200

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.